Note 6 - Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 002 [Member]
Notes to Financial Statements
EBP, Risk and Uncertainty [Text Block]
Note 6 -	Risks and Uncertainties

The Plan provides for various investment options in a combination of diversified funds including Company stock. Investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term would materially affect the participants’ account balances and the amounts reported in the statement of net assets available for pension benefits and the statement of changes in net assets available for pension benefits. Volatility in the financial markets may significantly impact the subsequent valuation of the Plan’s investments. Accordingly, the valuation of investments reported at December 31, 2025 and 2024 may not necessarily be indicative of amounts that could be realized in a current market exchange.